Condensed Financial Information of the Parent Company (Details) - Schedule of comprehensive loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Comprehensive Loss Abstract
Loss from equity method investments	¥ (32,350)	¥ (12,618)	¥ (18,581)
Operating expenses	(6,483)	(4,009)	(3,120)
Net loss	(38,833)	(16,627)	(21,701)
Foreign currency translation difference	(377)	1,868	(837)
Comprehensive loss	¥ (39,210)	¥ (14,759)	¥ (22,538)